Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	6 Months Ended
	Jul. 16, 2025	Jul. 01, 2025	Apr. 28, 2025	Feb. 27, 2025	Apr. 30, 2025	Jun. 30, 2025
Shareholders’ Equity [Line Items]
Exercise price per ADS (in Dollars per share)				$ 0.0005
Equity line of credit				$ 8,000
Agreed amount				3,000
Financing expenses					$ 160	$ 160
American depositary shares convertible ratio			the ratio of ordinary shares to American Depositary Shares (“ADSs”) at a ratio of 5:1, such that after the ratio adjustment was effected, every 5 ADSs were consolidated into 1 ADS and each ADS now represents five hundred (500) ordinary shares, instead of one hundred (100) ordinary shares prior to the ratio adjustment.
Pre-funded warrants [Member]
Shareholders’ Equity [Line Items]
Number of warrants issued (in Shares)						180,940
Gross proceeds				1,250
Net proceeds				$ 1,200
Steakholder Foods Ltd [Member]
Shareholders’ Equity [Line Items]
Percentage of ownership				4.99%
ATMOA [Member]
Shareholders’ Equity [Line Items]
Obligation total amount				$ 8,000
Investor [Member]
Shareholders’ Equity [Line Items]
Purchases amount						$ 8,000
Investor [Member]
Shareholders’ Equity [Line Items]
Line of credit commitment fee percent					2.00%
Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Net proceeds	$ 2,040
ADSs [Member]
Shareholders’ Equity [Line Items]
Number of warrants issued (in Shares)				38,532
Purchase of ordinary shares (in Shares)				500
Price per ADS (in Dollars per share)				$ 5.6955
Exercise price per ADS (in Dollars per share)				$ 10
Obligated amount to purchase				$ 500
Commitment fee (in Shares)					34,934
ADSs [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Number of pre funded warrants issued (in Shares)				180,940
ADSs [Member] | Pre-funded warrants [Member]
Shareholders’ Equity [Line Items]
Price per ADS (in Dollars per share)				$ 5.695
ADSs [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Number of warrants issued (in Shares)				219,472
At-the-Market Offering [Member]
Shareholders’ Equity [Line Items]
Gross proceeds						1,700
Net proceeds						$ 1,620
Number of ADS issued (in Shares)						522,017
Net proceeds after cut off date						$ 120
Deducting underwriter fee						$ 80
At-the-Market Offering [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Gross proceeds		$ 500
Net proceeds		$ 480
Number of ADS issued (in Shares)		143,002
Deducting underwriter fee		$ 20